Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Equity investments and others- Two (Details) $ in Millions	1 Months Ended							9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)	Feb. 28, 2015 USD ($)	Feb. 28, 2015 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Jan. 31, 2017 CNY (¥)	Jun. 30, 2015	Mar. 31, 2015 CNY (¥)
Investment
Equity financing									¥ 11,189,000,000
Pledge of collateral to PRC bank for its loan | One of the founders of the Company
Investment
Investment in wealth management products, aggregate principal amount					¥ 7,300,000,000				6,900,000,000
Investment in wealth management products, early redeemed amount											¥ 420,000,000
Investment in wealth management products, interest rate per annum					5.00%
Investment in wealth management products, maturity term					5 years
Related party's PRC bank loan					¥ 6,900,000,000
Loan agreement | One of the founders of the Company
Investment
Term (in years)					10 years
Interest rate (as a percent)					8.00%
Loan balances								¥ 0	¥ 749,000,000	¥ 0
Loan agreement | One of the founders of the Company | Maximum
Investment
Principal amount					¥ 2,000,000,000
Cainiao Network
Investment
Cost of equity interest								¥ 6,992,000,000		6,992,000,000			¥ 2,400,000,000
Gain arising from deemed disposal										¥ 448,000,000
Equity interest (as a percent)								47.00%		47.00%			48.00%
Magic Leap | Convertible preferred shares
Investment
Equity interest (as a percent)	10.00%	10.00%
Purchase consideration, cost method	$ 430	¥ 2,775,000,000
CMC | Preferred shares
Investment
Equity interest (as a percent)	21.00%	21.00%
Purchase consideration, cost method	$ 197	¥ 1,270,000,000
Limited partnership managed by founder of CMC | Limited partnership
Investment
Equity interest (as a percent)	20.00%	20.00%
Purchase consideration, equity method		¥ 1,250,000,000
Shiji Information | Ordinary Shares
Investment
Percentage of equity interest acquired			13.00%
Total cash consideration			¥ 2,389,000,000
Huayi Brothers | Ordinary Shares
Investment
Percentage of equity interest acquired				4.00%
Total cash consideration				¥ 1,533,000,000
Koubei
Investment
Equity interest (as a percent)									38.00%			49.60%
Purchase consideration, equity method								¥ 3,000,000,000
Gain recognized in relation to the contribution of businesses										¥ 128,000,000
Meizu | Convertible preferred shares
Investment
Equity interest (as a percent)						29.00%	29.00%
Purchase consideration, cost method						$ 590	¥ 3,619,000,000
Ant Financial Services | Koubei
Investment
Equity interest (as a percent)												49.60%